June 30, 2017

- Pacific Select
  Separate Account of
  Pacific Life Insurance Company

Semi-Annual Report

TABLE OF CONTENTS

PACIFIC SELECT SEPARATE ACCOUNT

Schedule of Investments	1
Financial Statements:
Statements of Assets and Liabilities	2
Statements of Operations	3
Statements of Changes in Net Assets	4
Financial Highlights	6
Notes to Financial Statements	8

The 2017 Semi-Annual Report for all underlying investment options may be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Semi-Annual Report included herein.

PACIFIC SELECT SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

JUNE 30, 2017 (Unaudited)

Variable Accounts	Underlying Portfolios	Shares	Cost	Value
	Pacific Select Fund
High Yield Bond	High Yield Bond Class I *	46,004	$288,057	$358,979
Inflation Managed	Inflation Managed Class I *	67,061	741,578	691,406
Managed Bond	Managed Bond Class I *	78,436	891,146	986,756
Equity Index	Equity Index Class I *	29,780	837,287	1,683,203
Growth	Growth Class I *	13,839	191,095	348,969
Main Street® Core	Main Street Core Class I *	8,304	184,142	300,868
Small-Cap Index	Small-Cap Index Class I *	46,720	469,650	1,005,855
Emerging Markets	Emerging Markets Class I *	28,958	437,998	474,412
International Value	International Value Class I *	47,295	557,652	556,328
	Fidelity® Variable Insurance Products Funds
Fidelity VIP Government Money Market Service Class	Fidelity VIP Government Money Market Service Class	97,351	97,351	97,351

* The variable account did not receive any dividend or capital gain distributions from its underlying portfolio during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2017 (Unaudited)

	Variable Accounts
	High Yield	Inflation	Managed	Equity		Main Street
	Bond	Managed	Bond	Index	Growth	Core
ASSETS
Investments in mutual funds, at value	$358,979	$691,406	$986,756	$1,683,203	$348,969	$300,868
Total Assets	358,979	691,406	986,756	1,683,203	348,969	300,868
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	248	192	526	1,209	256	340
Mortality and expense risk fees	207	400	569	972	203	175
Total Liabilities	455	592	1,095	2,181	459	515
NET ASSETS	$358,524	$690,814	$985,661	$1,681,022	$348,510	$300,353
Units Outstanding	5,837	13,759	16,853	19,227	4,322	3,235
Accumulation Unit Value	$61.42	$50.21	$58.49	$87.43	$80.63	$92.84
Cost of Investments	$288,057	$741,578	$891,146	$837,287	$191,095	$184,142

				Fidelity VIP
				Government
	Small-Cap	Emerging	International	Money Market
	Index	Markets	Value	Service Class
ASSETS
Investments in mutual funds, at value	$1,005,855	$474,412	$556,328	$97,351
Receivables:
Due from Pacific Life Insurance Company	—	—	169	—
Total Assets	1,005,855	474,412	556,497	97,351
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	762	97	—	4
Mortality and expense risk fees	576	274	319	55
Total Liabilities	1,338	371	319	59
NET ASSETS	$1,004,517	$474,041	$556,178	$97,292
Units Outstanding	38,636	12,687	20,107	9,932
Accumulation Unit Value	$26.00	$37.37	$27.66	$9.80
Cost of Investments	$469,650	$437,998	$557,652	$97,351

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2017 (Unaudited)

	Variable Accounts
	High Yield	Inflation	Managed	Equity		Main Street
	Bond	Managed	Bond	Index	Growth	Core
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk fees	1,259	2,414	3,423	5,721	1,152	1,035
Net Investment Income (Loss)	(1,259)	(2,414)	(3,423)	(5,721)	(1,152)	(1,035)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2,739	(768)	2,741	9,205	1,477	6,126
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	2,739	(768)	2,741	9,205	1,477	6,126
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	13,143	9,761	27,230	133,428	50,791	21,057
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,623	$6,579	$26,548	$136,912	$51,116	$26,148

				Fidelity VIP
				Government
	Small-Cap	Emerging	International	Money Market
	Index	Markets	Value	Service Class
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$190
EXPENSES
Mortality and expense risk fees	3,464	1,553	1,876	335
Net Investment Income (Loss)	(3,464)	(1,553)	(1,876)	(145)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	10,073	980	(5,185)	—
Capital gain distributions (1)	—	—	—	—
Realized Gain (Loss) on Investments	10,073	980	(5,185)	—
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	36,017	73,006	61,255	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,626	$72,433	$54,194	$(145)

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2017 (1)	2016	2017 (1)	2016	2017 (1)	2016
	High Yield Bond		Inflation Managed		Managed Bond
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(1,259)	$(2,375)	$(2,414)	$(4,776)	$(3,423)	$(6,823)
Realized gain (loss) on investments	2,739	3,079	(768)	(3,388)	2,741	2,910
Change in net unrealized appreciation (depreciation) on investments	13,143	45,582	9,761	37,420	27,230	24,401
Net Increase (Decrease) in Net Assets Resulting from Operations	14,623	46,286	6,579	29,256	26,548	20,488
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	2	—	—	—	5
Transfers between variable and fixed accounts, net	(1,119)	(17,054)	10,946	(581)	(9,519)	21,359
Policy maintenance charges	(2,001)	(4,048)	(2,237)	(4,722)	(3,317)	(7,846)
Policy benefits and terminations	(7,154)	(5,395)	—	(6,396)	—	—
Policy loans and loan repayments	(1,312)	467	(2,524)	(6,439)	(3,675)	(5,850)
Other	(24)	(132)	(15)	(128)	(43)	(56)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(11,610)	(26,160)	6,170	(18,266)	(16,554)	7,612
NET INCREASE (DECREASE) IN NET ASSETS	3,013	20,126	12,749	10,990	9,994	28,100
NET ASSETS
Beginning of Year or Period	355,511	335,385	678,065	667,075	975,667	947,567
End of Year or Period	$358,524	$355,511	$690,814	$678,065	$985,661	$975,667

	Equity Index		Growth		Main Street Core
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(5,721)	$(10,253)	$(1,152)	$(2,054)	$(1,035)	$(1,929)
Realized gain (loss) on investments	9,205	21,986	1,477	3,680	6,126	13,295
Change in net unrealized appreciation (depreciation) on investments	133,428	142,338	50,791	2,443	21,057	18,160
Net Increase (Decrease) in Net Assets Resulting from Operations	136,912	154,071	51,116	4,069	26,148	29,526
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	—	—	5	—	5
Transfers between variable and fixed accounts, net	(2,263)	3,745	(1,270)	953	(10,837)	3,179
Policy maintenance charges	(3,325)	(6,412)	(784)	(1,473)	(1,212)	(2,403)
Policy benefits and terminations	—	(25,314)	—	(6,197)	—	(14,083)
Policy loans and loan repayments	(5,675)	(6,286)	(48)	4,289	267	136
Other	(222)	(201)	(78)	77	(51)	(54)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(11,485)	(34,468)	(2,180)	(2,346)	(11,833)	(13,220)
NET INCREASE (DECREASE) IN NET ASSETS	125,427	119,603	48,936	1,723	14,315	16,306
NET ASSETS
Beginning of Year or Period	1,555,595	1,435,992	299,574	297,851	286,038	269,732
End of Year or Period	$1,681,022	$1,555,595	$348,510	$299,574	$300,353	$286,038

(1) Unaudited.

See Notes to Financial Statements

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2017 (1)	2016	2017 (1)	2016	2017 (1)	2016
	Small-Cap Index		Emerging Markets		International Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(3,464)	$(5,988)	$(1,553)	$(2,757)	$(1,876)	$(3,437)
Realized gain (loss) on investments	10,073	13,150	980	765	(5,185)	(30,185)
Change in net unrealized appreciation (depreciation) on investments	36,017	156,070	73,006	24,350	61,255	44,547
Net Increase (Decrease) in Net Assets Resulting from Operations	42,626	163,232	72,433	22,358	54,194	10,925
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	4	—	—	—	5
Transfers between variable and fixed accounts, net	(1,496)	(1,983)	9,036	(6,604)	(1,246)	(5,563)
Policy maintenance charges	(3,644)	(6,814)	(943)	(1,899)	(1,170)	(2,478)
Policy benefits and terminations	(7,786)	(15,854)	—	(3,636)	—	(19,431)
Policy loans and loan repayments	(5,097)	(1,786)	(3,141)	(2,980)	(3,201)	421
Other	(92)	(304)	(75)	(17)	(29)	(22)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(18,115)	(26,737)	4,877	(15,136)	(5,646)	(27,068)
NET INCREASE (DECREASE) IN NET ASSETS	24,511	136,495	77,310	7,222	48,548	(16,143)
NET ASSETS
Beginning of Year or Period	980,006	843,511	396,731	389,509	507,630	523,773
End of Year or Period	$1,004,517	$980,006	$474,041	$396,731	$556,178	$507,630

	Fidelity VIP Government
	Money Market Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(145)	$(705)
Realized gain (loss) on investments	—	—
Change in net unrealized appreciation (depreciation) on investments	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(145)	(705)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	—
Transfers between variable and fixed accounts, net	3,200	(62,958)
Policy maintenance charges	(577)	(1,488)
Policy benefits and terminations	(1,060)	—
Policy loans and loan repayments	(9)	(3,348)
Other	(1)	1
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,553	(67,793)
NET INCREASE (DECREASE) IN NET ASSETS	1,408	(68,498)
NET ASSETS
Beginning of Year or Period	95,884	164,382
End of Year or Period	$97,292	$95,884

(1) Unaudited.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
High Yield Bond
01/01/2017 - 06/30/2017 (Unaudited)	$61.42	5,837	$358,524	0.00%	0.70%	4.13%
2016	58.99	6,027	355,511	0.00%	0.70%	14.56%
2015	51.49	6,514	335,385	0.00%	0.70%	(5.30)%
2014	54.37	7,645	415,682	0.00%	0.70%	(0.33)%
2013	54.55	7,605	414,842	0.00%	0.70%	6.50%
2012	51.22	8,064	413,065	7.09%	0.70%	14.49%
Inflation Managed
01/01/2017 - 06/30/2017 (Unaudited)	$50.21	13,759	$690,814	0.00%	0.70%	0.96%
2016	49.73	13,635	678,065	0.00%	0.70%	4.39%
2015	47.64	14,002	667,075	0.00%	0.70%	(3.74)%
2014	49.49	13,213	653,909	0.00%	0.70%	2.39%
2013	48.33	14,139	683,395	0.00%	0.70%	(9.55)%
2012	53.44	14,779	789,760	2.30%	0.70%	9.10%
Managed Bond
01/01/2017 - 06/30/2017 (Unaudited)	$58.49	16,853	$985,661	0.00%	0.70%	2.74%
2016	56.93	17,139	975,667	0.00%	0.70%	2.16%
2015	55.72	17,005	947,567	0.00%	0.70%	(0.14)%
2014	55.80	16,394	914,802	0.00%	0.70%	3.70%
2013	53.81	18,556	998,467	0.00%	0.70%	(2.89)%
2012	55.41	18,820	1,042,810	5.06%	0.70%	9.95%
Equity Index
01/01/2017 - 06/30/2017 (Unaudited)	$87.43	19,227	$1,681,022	0.00%	0.70%	8.80%
2016	80.36	19,358	1,555,595	0.00%	0.70%	10.83%
2015	72.51	19,805	1,435,992	0.00%	0.70%	0.43%
2014	72.19	20,525	1,481,778	0.00%	0.70%	12.59%
2013	64.12	20,105	1,289,094	0.00%	0.70%	31.00%
2012	48.95	21,961	1,074,896	2.38%	0.70%	14.96%
Growth
01/01/2017 - 06/30/2017 (Unaudited)	$80.63	4,322	$348,510	0.00%	0.70%	17.07%
2016	68.88	4,349	299,574	0.00%	0.70%	1.50%
2015	67.86	4,389	297,851	0.00%	0.70%	6.71%
2014	63.59	4,696	298,650	0.00%	0.70%	8.12%
2013	58.82	4,718	277,527	0.00%	0.70%	33.27%
2012	44.13	8,160	360,133	0.92%	0.70%	17.41%
Main Street Core
01/01/2017 - 06/30/2017 (Unaudited)	$92.84	3,235	$300,353	0.00%	0.70%	9.24%
2016	84.99	3,366	286,038	0.00%	0.70%	11.05%
2015	76.53	3,524	269,732	0.00%	0.70%	2.63%
2014	74.57	3,211	239,420	0.00%	0.70%	10.04%
2013	67.76	3,471	235,203	0.00%	0.70%	30.85%
2012	51.79	8,904	461,105	1.00%	0.70%	16.20%
Small-Cap Index
01/01/2017 - 06/30/2017 (Unaudited)	$26.00	38,636	$1,004,517	0.00%	0.70%	4.36%
2016	24.91	39,335	980,006	0.00%	0.70%	19.82%
2015	20.79	40,568	843,511	0.00%	0.70%	(5.59)%
2014	22.02	41,333	910,287	0.00%	0.70%	3.66%
2013	21.25	41,602	883,869	0.00%	0.70%	37.31%
2012	15.47	46,355	717,240	1.05%	0.70%	15.32%
Emerging Markets
01/01/2017 - 06/30/2017 (Unaudited)	$37.37	12,687	$474,041	0.00%	0.70%	18.01%
2016	31.66	12,529	396,731	0.00%	0.70%	5.72%
2015	29.95	13,005	389,509	0.00%	0.70%	(14.65)%
2014	35.09	13,645	478,800	0.00%	0.70%	(5.66)%
2013	37.19	13,967	519,478	0.00%	0.70%	7.99%
2012	34.44	14,159	487,663	0.76%	0.70%	20.67%

See Notes to Financial Statements	See explanation of references on page 7

	At the End of Each Year or Period
Variable Account		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
International Value
01/01/2017 - 06/30/2017 (Unaudited)	$27.66	20,107	$556,178	0.00%	0.70%	10.69%
2016	24.99	20,314	507,630	0.00%	0.70%	2.26%
2015	24.44	21,434	523,773	0.00%	0.70%	(3.31)%
2014	25.27	21,454	542,250	0.00%	0.70%	(11.17)%
2013	28.45	22,097	628,721	0.00%	0.70%	20.83%
2012	23.55	24,847	585,055	3.49%	0.70%	16.99%
Fidelity VIP Government Money Market Service Class
01/01/2017 - 06/30/2017 (Unaudited)	$9.80	9,932	$97,292	0.40%	0.70%	(0.15)%
2016	9.81	9,773	95,884	0.10%	0.70%	(0.59)%
2015	9.87	16,655	164,382	0.01%	0.70%	(0.69)%
04/30/2014 - 12/31/2014	9.94	22,468	223,282	0.01%	0.70%	(0.46)%

(1)         The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(2)         The expense ratios represent annualized policy fees and expenses of the Separate Account divided by the average daily net assets for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements). The expense ratios for periods of less than one full year are annualized.

(3)         Total returns reflect changes in unit values of the underlying portfolios and deductions for M&E fees assessed through the daily AUV calculation. These charges are assessed at an annual rate of 0.70% of the average daily net assets of each variable account as discussed in Note 4 in Notes to the Financial Statements. Total returns do not include deductions at the separate account or policy level for any cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

The Pacific Select Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of June 30, 2017, the Fund investment options are Pacific Select Fund (See Note 4) and Fidelity Variable Insurance Products Funds. The Variable Accounts with no units outstanding during the entire reporting period are not presented in this semi-annual report.

Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of Pacific Life.

The Separate Account funds modified single premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.  Dividend and capital gain distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the period ended June 30, 2017.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for the mortality and expense risks Pacific Life assumes at an annual rate of 0.70% of the average daily net assets of each Variable Account and result in a direct reduction in unit values. The mortality and expense risk fees are included in the accompanying Statements of Operations. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than predicted, resulting in Pacific Life paying an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies will exceed the amounts realized from the fees and charges assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations, and cost of insurance are

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, any other taxes that might be imposed, and to compensate Pacific Life for certain costs or lost investment opportunities resulting from amortization and delayed recognition of certain policy expenses for federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

The assets of certain Variable Accounts invest in Class I or Class D shares of the corresponding Portfolios of Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for Class I shares and a class-specific 12b-1 distribution and service fee for Class D shares to Pacific Select Distributors, LLC. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in the Notes to Financial Statements of PSF, which are provided separately. For the period ended June 30, 2017, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 1.00%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio. There was no investment by this Separate Account in Class D shares of PSF during the period ended June 30, 2017.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for or period ended June 30, 2017 were as follows:

Variable Accounts	Purchases	Sales
High Yield Bond	$—	$12,841
Inflation Managed	11,581	7,797
Managed Bond	3,874	23,795
Equity Index	909	17,818
Growth	—	3,224
Main Street Core	672	13,482
Small-Cap Index	64	21,542
Emerging Markets	9,029	5,585
International Value	—	7,465
Fidelity VIP Government Money Market Service Class	3,236	1,828

7. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 — Quoted prices (unadjusted) in active markets for identical holdings

Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 — Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of June 30, 2017, the Variable Accounts’ holdings as presented in the Schedule of Investments on page 1 of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the period ended June 30, 2017 and for the year ended December 31, 2016 were as follows:

	2017			2016
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
High Yield Bond	123	(313)	(190)	7	(494)	(487)
Inflation Managed	220	(96)	124	32	(399)	(367)
Managed Bond	53	(339)	(286)	397	(263)	134
Equity Index	245	(376)	(131)	51	(498)	(447)
Growth	—	(27)	(27)	75	(115)	(40)
Main Street Core	3	(134)	(131)	129	(287)	(158)
Small-Cap Index	497	(1,196)	(699)	44	(1,277)	(1,233)
Emerging Markets	268	(110)	158	—	(476)	(476)
International Value	420	(627)	(207)	57	(1,177)	(1,120)
Fidelity VIP Government Money Market Service Class	327	(168)	159	308	(7,190)	(6,882)

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2030

Omaha, Nebraska 68103-2030

Form No. 15-21759-18